Investment Objectives and Goals	Aug. 20, 2025
TUTTLE CAPITAL DAILY 2X INVERSE REGIONALBANKS ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY– TUTTLE CAPITAL DAILY 2X INVERSE REGIONAL BANKS ETF